     As filed with the Securities and Exchange Commission on July 16, 2009

                                                File Nos. 333-149595; 811-22190

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


    Registration Statement Under The Securities
                    Act of 1933                                            [X]
            Pre-Effective Amendment No.                                    [_]
                          Post-Effective
                          Amendment No. 4                                  [X]

                       and/or

                    Registration
  Statement Under the Investment Company Act of 1940                       [X]
                  Amendment No. 5                                          [X]
          (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 4
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                       SUPPLEMENT DATED JULY 16, 2009 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR


         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The following provision is added in the "Additional Information" section of the prospectus:

   Exemption to File Periodic Reports

   The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

The prospectus is revised accordingly.


45150 SUPPA 07/16/09

   Part A and Part B of Post-Effective Amendment No. 3 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 27, 2009, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 4 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)       Resolution of Board of Directors of Genworth Life and Annuity
              Insurance Company authorizing the establishment of Genworth Life &
              Annuity VA Separate Account 4. Previously filed on March 7, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life
              & Annuity VA Separate Account 4, Registration No. 333-149595.

 (2)          Not Applicable.

 (3)(a)       Underwriting Agreement between Genworth Life and Annuity Insurance
              Company and Capital Brokerage Corporation. Previously filed on
              September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

 (3)(b)       Dealer Sales Agreement. Previously filed on September 13, 2002 with
              Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(a)(i)    Form of contract. Previously filed on May 25, 2006 with the Initial
              Registration Statement on Form N-4 for Genworth Life & Annuity VA
              Separate Account 2, Registration No. 333-134457.

 (4)(a)(ii)   [Reserved.]

 (4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
              Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(iv)   Waiver of Surrender Charge Endorsement. Previously filed on May 25,
              2006 with the Initial Registration Statement on Form N-4 for Genworth
              Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(v)    Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
              & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vi) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007, with Post-Effective Amendment No. 7 to form N-4 for Genworth Life &
              Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vii)  Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
              2007, with Post-Effective Amendment No. 7 to form N-4 for Genworth
              Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(viii) Payment Choice Endorsement P5357 06/07. Previously filed on March 7,
              2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life & Annuity VA Separate Account 4, Registration No.
              333-149595.


 (4)(a)(ix)   Death Benefit Endorsement P5360 07/07. Previously filed on March 7,
              2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life & Annuity VA Separate Account 4, Registration No.
              333-149595.

 (4)(a)(x)    Annuitant Endorsement P5377 09/07. Previously filed on March 7, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life
              & Annuity VA Separate Account 4, Registration No. 333-149595.

 (4)(b)(i)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
              filed on November 27, 2007, with Post-Effective Amendment No. 7 to form N-4 for Genworth Life & Annuity VA Separate Account 2,
              Registration No. 333-134457.

 (4)(b)(i)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
              filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-47732.

 (4)(c)(i)(a) Annual Step-Up Death Benefit Rider P5222 1/06. Previously filed on
              May 25, 2006 with the Initial Registration Statement on Form N-4 for
              Genworth Life & Annuity VA Separate Account 2, Registration
              No. 333-134457.

 (5)          Form of Application. Previously filed on July 26, 2006 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
              VA Separate Account 2, Registration No. 333-134457.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life and
              Annuity Insurance Company. Previously filed on January 3, 2006 with
              Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)       By-Laws of Genworth Life and Annuity Insurance Company. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
              N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-31172.

 (7)          Not Applicable.

 (8)(a)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company and Invesco AIM Distributors, Inc. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
              Genworth Life & Annuity VA Separate Account 1, Registration
              No. 333-149595.

 (8)(b)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company, AllianceBernstein Investor Services, Inc. and
              AllianceBernstein Investments, Inc. Previously filed on April 25,
              2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life
              & Annuity VA Separate Account 1, Registration No. 333-149595.

 (8)(c)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company, Allianz Global Investors Fund Management LLC and
              Allianz Global Investors Distributors LLC. Previously filed on April
              25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth
              Life & Annuity VA Separate Account 1, Registration No. 333-149595.

 (8)(d)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company, American Century Investment Services, Inc. and
              American Century Services, LLC. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-149595.

 (8)(e)       Form of Participation Agreement between Genworth Life and Annuity
              Insurance Company, BlackRock Advisors, LLC and BlackRock
              Distributors, Inc. Previously filed on April 25, 2008 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
              VA Separate Account 1, Registration No. 333-149595.


 (8)(f) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Calamos Financial Services LLC and Calamos
        Advisors LLC. Previously filed on April 25, 2008 with Pre-Effective
        Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate
        Account 1, Registration No. 333-149595.

 (8)(g) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Cohen & Steers Capital Management, Inc.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(h) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Capital Brokerage Corporation and Columbia
        Management Distributors, Inc. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(i) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Davis New York Venture Fund and Davis Selected
        Advisers, L.P. Previously filed on April 25, 2008 with Pre-Effective
        Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate
        Account 1, Registration No. 333-149595.

 (8)(j) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Eaton Vance Distributors, Inc. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life & Annuity VA Separate Account 1, Registration No.
        333-149595.

 (8)(k) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Evergreen Investment Services, Inc. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form
        N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
        No. 333-149595.

 (8)(l) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Federated Securities Corp. Previously filed on
        April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life & Annuity VA Separate Account 1, Registration No.
        333-149595.

 (8)(m) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Fidelity Distributors Corporation. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form
        N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
        No. 333-149595.

 (8)(n) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Franklin Templeton Distributors, Inc.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(o) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, GE Funds and GE Investment Distributors, Inc.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(p) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Janus Distributors LLC and Janus Services LLC.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(q) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, JPMorgan Advisors Inc. and JPMorgan Funds
        Management, Inc. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(r) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Capital Brokerage Corporation and Legg Mason
        Investor Services, LLC. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.


 (8)(s) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Lord Abbett Distributor LLC. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life & Annuity VA Separate Account 1, Registration No.
        333-149595.

 (8)(t) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, OppenheimerFunds Distributor Inc. and
        OppenheimerFunds Inc. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(u) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Prudential Investments LLC and Prudential Mutual
        Fund Services LLC. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(v) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Putnam Retail Management Limited Partnership and
        Putnam Fiduciary Trust Company. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-149595.

 (8)(w) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, T. Rowe Price Investment Services, Inc. and T.
        Rowe Price Services, Inc. Previously filed on April 25, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
        VA Separate Account 1, Registration No. 333-149595.

 (8)(x) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company and Thornburg Investment Management, Inc.
        Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
        Registration No. 333-149595.

 (8)(y) Form of Participation Agreement between Genworth Life and Annuity
        Insurance Company, Van Kampen Comstock Fund, Van Kampen Funds Inc.
        and Van Kampen Asset Management. Previously filed on April 25, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-149595.

 (9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 27, 2009 with Post-Effective Amendment No. 3 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 4, Registration No. 333-149595.

 (10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 27, 2009 with Post-Effective Amendment No. 3 to Form
        N-4 for Genworth Life & Annuity VA Separate Account 4, Registration
        No. 333-149595.

 (11)   Not Applicable.

 (12)   Not Applicable.

 (13)   Power of Attorney. Previously filed on April 27, 2009 with
        Post-Effective Amendment No. 3 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 4, Registration No. 333-149595.


Item 25.  Directors and Officers of the Depositor

Pamela S. Schutz        Chairperson of the Board, President and Chief Executive
                        Officer

Paul A. Haley           Director, Senior Vice President and Chief Actuary

Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer

Leon E. Roday(1)        Director and Senior Vice President

Geoffrey S. Stiff       Director and Senior Vice President

John G. Apostle, II(1)  Senior Vice President and Chief Compliance Officer


Thomas E. Duffy         Senior Vice President, General Counsel and Secretary

Kelly L. Groh           Senior Vice President and Chief Financial Officer

Christopher J. Grady    Senior Vice President

James H. Reinhart       Senior Vice President

Patrick B. Kelleher(1)  Senior Vice President

Thomas M. Stinson       Senior Vice President

Heather C. Harker       Vice President and Associate General Counsel

Jac J. Amerell          Vice President and Controller

Gary T. Prizzia(1)      Treasurer

Matthew P. Sharpe       Vice President

Michael P. Cogswell     Vice President

   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]

Item 27.  Number of Contract Owners


   There were 567 owners of Qualified Contracts as of July 14, 2009.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

   (b)

         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Geoffrey S. Stiff...... 6610 W. Broad St.         Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 23230
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter        Commissions    on Redemption  Commissions Compensation
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable    11.0%    $2.1 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 16th day of July, 2009.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4 (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -----------------------------------
                                                  Michael P. Cogswell
                                                    Vice President

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -----------------------------------
                                                  Michael P. Cogswell
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             Name                            Title                      Date
-             ----                           -----                       ----

    /s/  PAMELA S. SCHUTZ*   Chairperson of the Board, President    July 16, 2009
    ------------------------   and Chief Executive Officer
       Pamela S. Schutz

    /s/  RONALD P. JOELSON*  Director and Senior Vice President     July 16, 2009
    ------------------------   and Chief Investment Officer
       Ronald P. Joelson

      /s/  PAUL A. HALEY*    Director, Senior Vice President and    July 16, 2009
    ------------------------   Chief Actuary
         Paul A. Haley

      /s/  LEON E. RODAY*    Director and Senior Vice President     July 16, 2009
    ------------------------
         Leon E. Roday

    /s/  GEOFFREY S. STIFF*  Director and Senior Vice President     July 16, 2009
    ------------------------
       Geoffrey S. Stiff

      /s/  KELLY L. GROH*    Senior Vice President and Chief        July 16, 2009
    ------------------------   Financial Officer
         Kelly L. Groh

     /s/  JAC J. AMERELL*    Vice President and Controller          July 16, 2009
    ------------------------
        Jac J. Amerell



*By:  /s/  MICHAEL P. COGSWELL   Pursuant to Power of Attorney         July 16, 2009
      -------------------------  executed on April 7, 2009.
        Michael P. Cogswell


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